Details of Customer Accounting for Ten Percent or More of Total Revenues (Detail) (Customer A)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A
Concentration Risk [Line Items]
Percentage of revenue from customer	[1]	[1]	14.20%

[1]	The amount was less than 10%.